Maturity analysis for derivative financial assets and liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	₩ (366,732)	₩ (178,556)
Derivative assets	172,910	321,116
Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	(3,017)
Derivative assets	0	0
Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(158,688)	(58,725)
Derivative assets	117,261	172,653
Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(208,044)	(116,814)
Derivative assets	55,649	145,829
Gross settlement | Not Designated as Hedging Instrument Others
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative assets	0	2,634
Less than 1 year
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(50,635)	(77,874)
Derivative assets	29,523	27,618
Less than 1 year | Net settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	0	(3,017)
Derivative assets	0	0
Less than 1 year | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(12,777)	(15,011)
Derivative assets	18,332	21
Less than 1 year | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(37,858)	(59,846)
Derivative assets	11,191	27,597
1~2 Years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(62,355)	(29,761)
Derivative assets	1,529	91,153
1~2 Years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(22,827)	(8,295)
Derivative assets	1,529	43,931
1~2 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(39,528)	(21,466)
Derivative assets	0	47,222
2~5 Years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(194,154)	(41,568)
Derivative assets	86,443	143,396
2~5 Years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(118,704)	(39,654)
Derivative assets	45,237	72,386
2~5 Years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(75,450)	(1,914)
Derivative assets	41,206	71,010
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(59,588)	(29,353)
Derivative assets	55,415	58,949
More than 5 years | Gross settlement | Not Designated as Hedging Instrument Trading
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(4,380)	4,235
Derivative assets	52,163	56,315
More than 5 years | Gross settlement | Designated as Hedging Instrument
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative financial liabilities, undiscounted cash flows	(55,208)	(33,588)
Derivative assets	3,252	0
More than 5 years | Gross settlement | Not Designated as Hedging Instrument Others
Disclosure of maturity analysis for derivative financial liabilities [Line Items]
Derivative assets	₩ 0	₩ 2,634